Exhibit 1

GS Mortgage Securities Corporation Trust 2017-SLP Commercial Mortgage Pass Through Certificates, Series 2017-SLP Report To: GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC 6 October 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Re:	GS Mortgage Securities Corporation Trust 2017-SLP

Commercial Mortgage Pass-Through Certificates, Series 2017-SLP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the GS Mortgage Securities Corporation Trust 2017-SLP securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 October 2017

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in GS Mortgage Securities Corporation Trust 2017-SLP (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of one senior promissory note and one junior promissory note (collectively, the “Trust Loan”) issued by 138 single-purpose entities (collectively, the “Borrowers”), evidencing a five-year, fixed-rate, interest-only mortgage loan and,
c.	The Trust Loan, together with one other senior promissory note (the “Companion Loan,” together with the Trust Loan, the “Whole Loan”), which will not be an asset of the Issuing Entity, is secured by, among other things, a first mortgage lien on the Borrowers’ ground leasehold and other interests in 138 limited service, select service and extended stay hotel properties (each, a “Property” and collectively, the “Properties”) located in 27 states.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loan, Whole Loan and Properties as of 6 October 2017 (the “Cut-off Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loan, Whole Loan and Properties as of the Cut-off Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.       Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date and
b.	Maturity Date

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Trust Loan Rate (%),
b.	Pari Passu Companion Loan Rate (%),
c.	Trust Loan Original Balance ($) and
d.	Pari Passu Companion Loan Original Balance (Non-Trust)

of the Trust Loan and Companion Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan Interest Rate and
ii.	Whole Loan Original Balance

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	For the Whole Loan, the loan agreement Source Document indicates that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.)” of the Whole Loan, as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Whole Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Whole Loan (the “Remaining Amortization Term (Mos.)”) and
d.	Use the “Whole Loan Original Balance” of the Whole Loan, as shown on the Final Data File, as:
i.	The principal balance of the Whole Loan as of the Cut-off Date (the “Whole Loan Cut-off Date Balance”) and
ii.	The principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “Whole Loan Balloon Balance”),
e.	Use the “Trust Loan Original Balance ($)” of the Trust Loan, as shown on the Final Data File, as:
i.	The principal balance of the Trust Loan as of the Cut-off Date (the “Trust Loan Cut-off Date Balance ($)”) and
ii.	The principal balance of the Trust Loan as of the “Maturity Date” of the Trust Loan (the “Trust Loan Balloon Balance ($)”) and
f.	Use the “Pari Passu Companion Loan Original Balance (Non-trust)” of the Companion Loan, as shown on the Final Data File, as:
i.	The principal balance of the Companion Loan as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and
ii.	The principal balance of the Companion Loan as of the “Maturity Date” of the Companion Loan (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”) and

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

8.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.) and
c.	Seasoning

of the Whole Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.) and
ii.	Remaining Interest-Only Period (Mos.)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Trust Loan Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	Whole Loan Original Balance,
d.	Trust Loan Rate (%),
e.	Pari Passu Companion Loan Rate (%),
f.	Whole Loan Interest Rate and
g.	Interest Accrual Method

of the Trust Loan, Companion Loan and Whole Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding five paragraphs of this Item 9., we recalculated the:

i.	Trust Monthly Payment,
ii.	Trust Annual Debt Service,
iii.	Pari Passu Companion Loan Monthly Debt Service (Non-trust),
iv.	Pari Passu Companion Loan Annual Debt Service (Non-trust) and
v.	Whole Loan Annual Payment

of the Trust Loan, Companion Loan and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment” of the Trust Loan as 1/12th of the product of:

a.	The “Trust Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Trust Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service” of the Trust Loan as the product of:

a.	The “Trust Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Trust Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” of the Companion Loan as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Final Data File,
b.	The “Pari Passu Companion Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 5

9. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service (Non-trust)” of the Companion Loan as the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Final Data File,
b.	The “Pari Passu Companion Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Payment” of the Whole Loan as the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

10.	Using the:
a.	Whole Loan Annual Payment,
b.	Underwritten Net Operating Income ($),
c.	Underwritten Net Cash Flow ($),
d.	Whole Loan Cut-off Date Balance,
e.	Whole Loan Allocated Loan Amount ($),
f.	Whole Loan Balloon Balance,
g.	Appraised Value ($),
h.	As-Stabilized Appraised Value ($) and
i.	Keys

of the Whole Loan and Properties, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan Underwritten NOI DSCR (x),
ii.	Whole Loan Underwritten NCF DSCR (x),
iii.	Whole Loan Underwritten NOI Debt Yield,
iv.	Whole Loan Underwritten NCF Debt Yield,
v.	% of Initial Pool Balance,
vi.	Whole Loan Cut-off Date LTV Ratio (%),
vii.	Whole Loan LTV Ratio at Maturity (%) and
viii.	Loan Per Unit ($)

of the Whole Loan and, with respect to item v. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Whole Loan Underwritten NOI DSCR (x)” and “Whole Loan Underwritten NCF DSCR (x)” to two decimal places and the “Whole Loan Underwritten NOI Debt Yield,” “Whole Loan Underwritten NCF Debt Yield,” “Whole Loan Cut-off Date LTV Ratio (%)” and “Whole Loan LTV Ratio at Maturity (%)” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Trust Loan, Companion Loan and Whole Loan Source Documents

Source Document Title	Source Document Date

Original Balance & Interest Rate Schedule	Not Dated

Promissory Note	22 September 2017

Loan Agreement	22 September 2017

Closing Statement	22 September 2017

Deposit Account Control Agreement	22 September 2017

Cash Management Agreement	22 September 2017

Guaranty Agreement	22 September 2017

Environmental Indemnity Agreement	22 September 2017

Non-Consolidation Opinion	22 September 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	19 September 2017

Engineering Reports	Various

Phase I Environmental Reports	Various

Seismic Reports	25 August 2017

Underwriter’s Summary Report	9 September 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Pro Forma Title Policies	Not Dated

Insurance Review Document	13 September 2017

Property Management Agreements	Various

Franchise Agreements	Various

STR Reports	Various

Trepp Schedule for Prior Securitization	Not Dated

Trepp Screenshots for Prior Securitization	Not Dated

Ground Lease	Various

Ground Lease Sublease	Various

Ground Lease Estoppel	Various

Year Built and Renovation Schedule	Not Dated

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report or USPS Internet Site (www.usps.gov)
County	Appraisal Report or USPS Internet Site (www.usps.gov)
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Keys	Underwriter’s Summary Report
Year Built	Year Built and Renovation Schedule
Year Renovated	Year Built and Renovation Schedule

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Blanket Insurance Policy (Y/N)	Insurance Review Document
Seismic Report Date (see Note 2)	Seismic Report
PML or SEL (%) (see Note 2)	Seismic Report
Earthquake Insurance Required (see Note 3)	Seismic Report

Hotel Operating Information:

Characteristic	Source Document

2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM June 2017 Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2014 Average Daily Key Rate ($)	Underwriter’s Summary Report
2015 Average Daily Key Rate ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 7

Hotel Operating Information: (continued)

Characteristic	Source Document

2016 Average Daily Key Rate ($)	Underwriter’s Summary Report
TTM June 2017 Average Daily Key Rate ($)	Underwriter’s Summary Report
UW Average Daily Key Rate ($)	Underwriter’s Summary Report
2014 Daily RevPAR ($)	Underwriter’s Summary Report
2015 Daily RevPAR ($)	Underwriter’s Summary Report
2016 Daily RevPAR ($)	Underwriter’s Summary Report
TTM June 2017 Daily RevPAR ($)	Underwriter’s Summary Report
UW Daily RevPAR ($)	Underwriter’s Summary Report

Underwriting Information: (see Note 4)

Characteristic	Source Document

2014 EGI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 EGI Date	Underwriter’s Summary Report
2015 EGI ($)	Underwriter’s Summary Report
2015 Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 EGI Date	Underwriter’s Summary Report
2016 EGI ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
Most Recent Date (if past 2016)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2016) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
Originator	Loan Agreement
Origination Date	Loan Agreement
Originator Entity Type	Loan Agreement
Trust Loan Original Balance ($)	Original Balance & Interest Rate Schedule
Pari Passu Companion Loan Original Balance (Non-trust)	Original Balance & Interest Rate Schedule
Whole Loan Allocated Loan Amount ($)	Loan Agreement
Trust Loan Rate (%)	Original Balance & Interest Rate Schedule
Pari Passu Companion Loan Rate (%)	Original Balance & Interest Rate Schedule
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Interest Accrual Period	Loan Agreement
Maturity Date	Loan Agreement
Exit Fee	Loan Agreement
Due Date	Loan Agreement
Grace Period-Late Fee	Loan Agreement
Grace Period-Default	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Sponsor	Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Terrorism Insurance Required	Loan Agreement
First Due Date (see Note 5)	Loan Agreement
Last IO Due Date	Loan Agreement
First P&I Due Date	Loan Agreement
Lockbox (see Note 6)	Loan Agreement
Cash Management (see Note 7)	Loan Agreement
Cash Management Triggers	Loan Agreement
DSCR at Trigger Level	Loan Agreement
Prepayment Provision	Loan Agreement
Lockout Period	Loan Agreement
Lockout Expiration Date (see Note 8)	Loan Agreement
Yield Maintenance Index	Loan Agreement
Yield Maintenance Discount	Loan Agreement
Yield Maintenance Margin	Loan Agreement
Yield Maintenance Calculation Method	Loan Agreement
Prepayment Begin Date (see Note 9)	Loan Agreement
Prepayment End Date (see Note 10)	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Open Period Begin Date (see Note 11)	Loan Agreement
Open Period (Payments) (see Note 12)	Loan Agreement
Prepayment Type	Loan Agreement
Partially Prepayable without Penalty	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Condominium Present?	Loan Agreement
Tenant In Common (Y/N)	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Release Provisions (Y/N)	Loan Agreement
Future Debt Allowed?	Loan Agreement
Loan Purpose	Closing Statement
Property Manager	Property Management Agreement
Prior Securitizations	Trepp Schedule for Prior Securitization or Trepp Screenshots for Prior Securitization
Ground Lease Y/N	Ground Lease, Ground Lease Sublease or Ground Lease Estoppel

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Ground Lease Expiration Date	Ground Lease, Ground Lease Sublease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Ground Lease Sublease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease, Ground Lease Sublease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease, Ground Lease Sublease or Ground Lease Estoppel
Letter of Credit?	Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

For the Property identified on the Preliminary Data File as “Quincy Fairfield Inn & Suites,” the appraisal report Source Document indicates “4315 Broadway Street” for the address. The Depositor instructed us to use “4415 Broadway Street” for the “Address” characteristic.

2.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Properties that have a seismic report Source Document. For each Property on the Preliminary Data File that does not have a seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

3.	The Depositor instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” value on the Preliminary Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Preliminary Data File is less than 20% or is “NAP” (as described in Note 2 above), the Depositor instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 6 of 7

Notes: (continued)

5.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Document.

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft Springing Hard” for the “Lockbox” characteristic if the Borrowers are required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document, at which time the lockbox account converts to a “Hard” lockbox.

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrowers, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

8.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the yield maintenance period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

9.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the yield maintenance period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

10.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

11.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

12.	For the purpose of comparing the “Open Period (Payments)” characteristic, the Depositor instructed us to use the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan / Property Flag
Number of Properties
Single Tenant (Y/N)
Administrative Fee Rate (%)
Cross-Collateralized (Y/N)
Crossed Group
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Letter of Credit Balance
Letter of Credit Description
Pari Passu Split (Y/N)
Pari Passu Controlling Piece in Trust?
Pari Passu Description
Partially Prepayable without Penalty Description
Other Subordinate Debt Balance
Other Subordinate Debt Type
Related Group

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.